Fair Value Measurements (Postretirement Health Care Plan) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Level 1
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	$ 38	$ 44
Level 1 | Common stock and equivalents
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	38	44
Level 1 | Commingled equity funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	0	0
Level 1 | Government, agency, and government-sponsored enterprise obligations
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	0	0
Level 1 | Corporate bonds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	0	0
Level 1 | Mortgage-Backed Bonds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	0	0
Level 1 | Commingled bond funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	0	0
Level 1 | Commingled short-term investment funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	0	0
Level 2
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	123	111
Level 2 | Common stock and equivalents
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	0	0
Level 2 | Commingled equity funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	55	56
Level 2 | Government, agency, and government-sponsored enterprise obligations
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	6	9
Level 2 | Corporate bonds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	1	9
Level 2 | Mortgage-Backed Bonds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	9	1
Level 2 | Commingled bond funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	49	30
Level 2 | Commingled short-term investment funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	3	6
Total
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	161	155
Total | Common stock and equivalents
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	38	44
Total | Commingled equity funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	55	56
Total | Government, agency, and government-sponsored enterprise obligations
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	6	9
Total | Corporate bonds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	1	9
Total | Mortgage-Backed Bonds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	9	1
Total | Commingled bond funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	49	30
Total | Commingled short-term investment funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value plan assets	$ 3	$ 6